MOTLEY FOOL 100 INDEX ETF

SCHEDULE OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
Common Stocks — 99.9%
Aerospace & Defense — 0.2%
TransDigm Group, Inc. (United States)*	1,302	$844,790

Air Freight & Logistics — 0.4%
FedEx Corp. (United States)	5,698	1,793,787

Automobiles — 3.6%
Ford Motor Co. (United States)*	97,576	1,417,779
Tesla, Inc. (United States)*	23,354	14,601,388
		16,019,167
Beverages — 0.2%
Monster Beverage Corp. (United States)*	11,846	1,116,722

Biotechnology — 2.0%
Amgen, Inc. (United States)	12,616	3,001,851
Biogen, Inc. (United States)*	3,285	878,672
Gilead Sciences, Inc. (United States)	28,046	1,854,121
Moderna, Inc. (United States)*	10,083	1,865,456
Vertex Pharmaceuticals, Inc. (United States)*	6,100	1,272,643
		8,872,743
Capital Markets — 1.8%
Charles Schwab Corp., (The) (United States)	43,878	3,240,390
CME Group, Inc. (United States)	8,437	1,845,678
Intercontinental Exchange, Inc. (United States)	13,280	1,499,047
Moody's Corp. (United States)	4,262	1,429,262
		8,014,377
Chemicals — 0.7%
Ecolab, Inc. (United States)	6,594	1,418,238
Sherwin-Williams Co., (The) (United States)	5,895	1,671,409
		3,089,647
Commercial Services & Supplies — 0.5%
Cintas Corp. (United States)	2,515	889,153
Waste Management, Inc. (United States)	9,242	1,300,165
		2,189,318
Diversified Financial Services — 3.4%
Berkshire Hathaway, Inc., Class B (United States)*	52,638	15,235,543

Electric Utilities — 0.7%
NextEra Energy, Inc. (United States)	45,124	3,303,979

Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc. (United States)	16,609	724,651

Entertainment — 3.7%
Activision Blizzard, Inc. (United States)	17,616	1,713,156
Electronic Arts, Inc. (United States)	6,381	912,036
Netflix, Inc. (United States)*	10,183	5,120,114
Roku, Inc. (United States)*	3,318	1,150,384
Walt Disney Co., (The) (United States)*	44,412	7,934,204
		16,829,894
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp. (United States)	9,384	2,397,237
Crown Castle International Corp. (United States)	9,345	1,770,877
Equinix, Inc. (United States)	2,039	1,502,172
		5,670,286
Food & Staples Retailing — 2.8%
Costco Wholesale Corp. (United States)	9,539	3,608,318
Walmart, Inc. (United States)	63,801	9,061,656
		12,669,974
Health Care Equipment & Supplies — 1.5%
Align Technology, Inc. (United States)*	1,890	1,115,383
Becton Dickinson and Co. (United States)	6,613	1,599,619
DexCom, Inc. (United States)*(a)	2,241	827,803
IDEXX Laboratories, Inc. (United States)*	2,052	1,145,242
Intuitive Surgical, Inc. (United States)*	2,696	2,270,517
		6,958,564
Health Care Providers & Services — 2.8%
CVS Health Corp. (United States)	29,773	2,573,578
HCA Healthcare, Inc. (United States)	7,946	1,706,722
UnitedHealth Group, Inc. (United States)	20,646	8,504,500
		12,784,800
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A (United States)*	3,542	1,031,926

Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A (United States)*(a)	15,196	2,133,518
Booking Holdings, Inc. (United States)*	976	2,304,873
Chipotle Mexican Grill, Inc. (United States)*	669	917,855
Marriott International, Inc., Class A (United States)*	7,815	1,122,078
Starbucks Corp. (United States)	26,924	3,066,105
		9,544,429
Industrial Conglomerates — 0.8%
3M Co. (United States)	13,082	2,656,169
Roper Technologies, Inc. (United States)	2,337	1,051,674
		3,707,843
Insurance — 0.2%
Aflac, Inc. (United States)	16,071	910,904

Interactive Media & Services — 13.6%
Alphabet, Inc., Class C (United States)*	15,400	37,138,024
Facebook, Inc., Class A (United States)*	60,733	19,964,759
Match Group, Inc. (United States)*	6,756	968,675
Pinterest, Inc., Class A (United States)*(a)	14,177	925,758
Twitter, Inc. (United States)*	19,974	1,158,492
Zillow Group, Inc., Class A (United States)*	6,401	757,175
		60,912,883
Internet & Direct Marketing Retail — 8.8%
Amazon.com, Inc. (United States)*	11,502	37,071,751
Chewy, Inc., Class A (United States)*(a)	9,674	712,200
eBay, Inc. (United States)	14,547	885,622
Wayfair, Inc., Class A (United States)*(a)	2,408	738,148
		39,407,721
IT Services — 7.3%
Cognizant Technology Solutions Corp., Class A (United States)	12,280	878,757
Mastercard, Inc., Class A (United States)	24,445	8,814,378
PayPal Holdings, Inc. (United States)*	27,547	7,162,771
Square, Inc., Class A (United States)*	11,592	2,579,452
Twilio, Inc., Class A (United States)*(a)	4,226	1,419,936
Visa, Inc., Class A (United States)(a)	51,606	11,730,044
		32,585,338
Leisure Products — 0.2%
Peloton Interactive, Inc., Class A (United States)*	6,853	755,954

Life Sciences Tools & Services — 0.3%
Illumina, Inc. (United States)*	3,624	1,470,039

Machinery — 0.2%
Cummins, Inc. (United States)	3,562	916,431

Media — 0.2%
Discovery, Inc., Class A (United States)*(a)	23,520	755,227

Oil, Gas & Consumable Fuels — 0.2%
Kinder Morgan, Inc. (United States)	51,435	943,318

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co. (United States)	50,005	3,286,328
Johnson & Johnson (United States)	58,991	9,984,227
Zoetis, Inc. (United States)	10,710	1,892,243
		15,162,798
Professional Services — 0.2%
CoStar Group, Inc. (United States)*	929	793,366

Road & Rail — 1.3%
Uber Technologies, Inc. (United States)*	47,424	2,410,562
Union Pacific Corp. (United States)	14,769	3,319,037
		5,729,599
Semiconductors & Semiconductor Equipment — 4.8%
Broadcom, Inc. (United States)	9,507	4,490,441
Intel Corp. (United States)	92,948	5,309,190
Lam Research Corp. (United States)	2,956	1,920,956
NVIDIA Corp. (United States)	14,065	9,139,156
Xilinx, Inc. (United States)*	5,881	746,887
		21,606,630
Software — 15.8%
Adobe Systems, Inc. (United States)*	10,313	5,203,734
Autodesk, Inc. (United States)*	4,999	1,429,014
Cadence Design Systems, Inc. (United States)*	6,082	772,353
Crowdstrike Holdings, Inc., Class A (United States)*	5,487	1,218,937
DocuSign, Inc. (United States)*	4,780	963,744
Fortinet, Inc. (United States)*	3,872	846,187
Intuit, Inc. (United States)	6,500	2,854,085
Microsoft Corp. (United States)	172,373	43,038,091
Palo Alto Networks, Inc. (United States)*	2,412	876,159
Salesforce.com, Inc. (United States)*	21,162	5,038,672
ServiceNow, Inc. (United States)*	4,458	2,112,557
Synopsys, Inc. (United States)*	3,315	843,137
Trade Desk, Inc., (The) Class A (United States)*(a)	1,260	741,056
VMware, Inc., Class A (United States)*(a)	9,627	1,520,007
Workday, Inc., Class A (United States)*	5,702	1,304,161
Zoom Video Communications, Inc., Class A (United States)*	7,311	2,423,816
		71,185,710
Specialty Retail — 1.6%
Home Depot, Inc., (The) (United States)	22,528	7,184,404

Technology Hardware, Storage & Peripherals — 10.8%
Apple, Inc. (United States)	391,238	48,752,167

Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B (United States)	39,434	5,381,164

Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc. (United States)*	28,583	4,043,065

Total Common Stocks (Cost $288,936,520)		448,899,158

Rights — 0.0%
Altaba, Inc. - Escrow Shares (United States)*	8,565	124,621
Total Rights (Cost $89,333)		124,621

Investments Purchased with Proceeds from Securities Lending Collateral — 4.6%
Mount Vernon Liquid Assets Portfolio, LLC, 0.09%	20,614,896	20,614,896
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $20,614,896)		20,614,896

Short-Term Investments — 0.1%
U.S. Bank Money Market Deposit Account, 0.01% (United States)(b)	364,618	364,618
Total Short-Term Investments (Cost $364,618)		364,618

Total Investments (Cost $310,005,367) — 104.6%		470,003,293
Liabilities in Excess of Other Assets — (4.6)%		(20,457,252)
NET ASSETS — 100.0%
(Applicable to 12,000,000 shares outstanding)		$449,546,041.00

*	Non-income producing security.
(a)	All or a portion of the security is on loan. At May 31, 2021, the market value of securities on loan was $20,092,947.
(b)	The rate shown is as of May 31, 2021.

MOTLEY FOOL 100 INDEX ETF
NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2021
(UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
FOOL 100 FUND
Common Stocks	$448,899,158	$448,899,158	$-	$-	$-
Rights	124,621	124,621	-	-	-
Investments Purchased with Proceeds From Securities Lending Collateral	20,614,896	-	-	-	20,614,896
Short-Term Investments	364,618	364,618	-	-	-
Total Investments*	$470,003,293	$449,388,397	$-	$-	$20,614,896

* Please refer to Schedule of Investments for further details.
^ Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2021, the Fund had transfers out of Level 3 and into Level 1 of $124,621.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.